Share-based payments - Share-based awards relating to the Shan Shan Outlets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 shares	Jul. 31, 2022	Jan. 31, 2022	Dec. 31, 2021 $ / shares	Aug. 31, 2021	Feb. 28, 2021	Dec. 31, 2020 $ / shares	Aug. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Shared compensation expense	¥ 1,207,581	$ 175,082	¥ 1,010,013	¥ 951,048
Shan Outlets Plan
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate minimum	1.82%	1.82%	2.28%	2.72%
Risk-free interest rate maximum	2.39%	2.39%	2.52%	2.89%
Expected volatility minimum	39.51%	39.51%	36.40%	32.30%
Expected volatility maximum	44.69%	44.69%	40.10%	33.90%
Share Price | $ / shares		$ 832,456						$ 551,040			$ 416,194
Share-based Payment Arrangement, Disclosure [Abstract]
Share based compensation Aggregate of registered capital | shares					150,000,000
Share based compensation Aggregate of registered capital in percent					15.00%
Options vesting rights description	The vesting period is generally 4 years of employment services where 25% to 95.83% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.	The vesting period is generally 4 years of employment services where 25% to 95.83% will be vested on the first anniversary from grant date with the remaining to be vested ratably over the remaining vesting period.
Maximum contractual term					10 years
Share-based payment award, maximum employee subscription rate					7.50%	1.2283%	1.3538%		0.7611%	0.4208%		0.1484%
Shared compensation expense | ¥	¥ 352,651		¥ 150,793	¥ 115,519
Repurchase share price average period	3 years	3 years
Expected volatility average period	3 years	3 years